Restructuring expenses	12 Months Ended
Dec. 31, 2018
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
12 Restructuring expenses
In connection with the ongoing implementation of the revised Group strategy, restructuring expenses of CHF 626 million, CHF 455 million and CHF 540 million were recognized in 2018, 2017 and 2016, respectively. Restructuring expenses primarily include termination costs, expenses in connection with the acceleration of certain deferred compensation awards and real estate contract termination costs.
Restructuring expenses by segment
in	2018	2017	2016
Restructuring expenses by segment (CHF million)
Swiss Universal Bank	101	59	60
International Wealth Management	115	70	54
Asia Pacific	61	63	53
Global Markets	242	150	217
Investment Banking & Capital Markets	84	42	28
Strategic Resolution Unit	21	57	121
Corporate Center	2	14	7
Total restructuring expenses	626	455	540
Restructuring expenses by type
in	2018	2017	2016
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	246	294	358
of which severance expenses	169	192	218
of which accelerated deferred compensation	77	102	140
General and administrative-related expenses	380	161	182
of which pension expenses	74	49	27
Total restructuring expenses	626	455	540
Restructuring provision
	2018			2017			2016
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring provision (CHF million)
Balance at beginning of period	196	110	306	217	94	311	187	12	199
Net additional charges [1]	169	219	388	192	88	280	218	137	355
Utilization	(209)	(139)	(348)	(213)	(72)	(285)	(188)	(55)	(243)
Balance at end of period	156	190	346	196	110	306	217	94	311
1
The following items for which expense accretion was accelerated in 2018, 2017 and 2016 due to the restructuring of the Group are not included in the restructuring provision: unsettled share-based compensation of CHF 56 million, CHF 71 million and CHF 34 million, respectively, which remain classified as a component of total shareholders’ equity; unsettled pension obligations of CHF 74 million, CHF 49 million and CHF 27 million, respectively, which remain classified as pension liabilities; unsettled cash-based deferred compensation of CHF 21 million, CHF 31 million and CHF 106 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 87 million, CHF 24 million and CHF 18 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

Bank
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
12 Restructuring expenses
Restructuring expenses by segment
in	2018	2017	2016
Restructuring expenses by segment (CHF million)
Swiss Universal Bank	101	59	60
International Wealth Management	115	70	54
Asia Pacific	61	63	53
Global Markets	242	150	217
Investment Banking & Capital Markets	84	42	28
Strategic Resolution Unit	21	57	121
Corporate Center	2	14	7
Adjustments [1]	(98)	(59)	(27)
Total restructuring expenses	528	396	513
1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa.
Restructuring expenses by type
in	2018	2017	2016
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	233	286	358
of which severance expenses	157	188	218
of which accelerated deferred compensation	76	98	140
General and administrative-related expenses	295	110	155
Total restructuring expenses	528	396	513
In connection with the ongoing implementation of the revised Bank strategy, restructuring expenses of CHF 528 million, CHF 396 million and CHF 513 million were recognized in 2018, 2017 and 2016, respectively.
> Refer to “Note 12 – Restructuring expenses” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Restructuring provision
	2018			2017			2016
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring provision (CHF million)
Balance at beginning of period	191	110	301	217	94	311	187	12	199
Net additional charges [1]	157	216	373	188	86	274	218	137	355
Utilization	(196)	(136)	(332)	(214)	(70)	(284)	(188)	(55)	(243)
Balance at end of period	152	190	342	191	110	301	217	94	311
1
The following items for which expense accretion was accelerated in 2018, 2017 and 2016 due to the restructuring of the Bank are not included in the restructuring provision: unsettled share-based compensation of CHF 55 million, CHF 67 million and CHF 34 million, respectively; unsettled cash-based deferred compensation of CHF 21 million, CHF 31 million and CHF 106 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 79 million, CHF 24 million and CHF 18 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.